UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07853

                    Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                  Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                      Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Semi Annual Report

June 30, 2015

(Unaudited)

This report has been prepared for the general information of Kalmar Pooled Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus carefully before investing or sending money.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management

June 30, 2015

(Unaudited)

July 9, 2015

Dear Fellow Shareholders and Friends:

As we’ve written regularly, U.S. equities had largely been ignoring geopolitical risks – until now – with the crises emanating from Greece and China presently rattling international markets of all kinds. Despite the drama and the unchartered waters element, the Greek/EU showdown isn’t the big new market mover. Whatever happens in that catastrophe, it’s not expected by Kalmar, to be a “Lehman moment”. In contrast however, the rout in Chinese stocks is being likened by many forecasters to 1929, with worries mounting about the potentially disruptive economic impact in China – the weak link, as we’ve previously described, in the world economic recovery – and hence on the industrial commodity complex. The most recent casualty among commodities has been oil prices, dropping 15% in the last week from their spring recovery highs. Energy stocks, which had been contributors in 2015 until then, have reversed for the while.

Meanwhile, though it pales against the present declines and volatility, the broad U.S. stock market indexes delivered lackluster positive to slightly negative returns in the Second Quarter even while the U.S. economy began to show signs of renewed strength after a slow start to the year. Growing uncertainty over what is now playing out in Greece and China, a nervous earnings season ahead, concerns about the timing and cadence of Fed interest rate increases, and already high valuations for many stocks held the market back. In the U.S. for the Year-to-Date period (the six month period ended June 30, 2015), the Russell 2000® Index led the S&P 500® Index, and in both the recent Quarter and Year-to-Date periods across the cap size range Growth stocks were the performance leaders. That is substantially due to the continued startling performance leadership from stocks of money-losing companies – which portfolio weightings now represent a whopping 20% of the Russell 2000® Growth Index, the Kalmar “Growth-with-Value” Small Cap Fund’s benchmark. At the end of June, these stocks were up 17% Year-to-Date, far outpacing the 8% return of the Russell 2000® Growth for the same period. The poster children for the “unprofitable company with leading stock performance” continues to be the Biotechs, which now account for over 11% of the Russell 2000® Growth. In that index, the Biotech industry was up over 14% in the Second Quarter, 32% Year-to-Date, and 50% over the trailing 12 months.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Kalmar “Growth-with- Value” Small Cap Fund Total Returns (%) — As of 6/30/15	MTD	QTD	1-Year	3-Year	5-Year	10-Year	Since Inception 4/11/97
Institutional Class (KGSIX)[1]	1.66	-0.34	2.63	13.82	16.37	8.12	9.03
Investor Class (KGSCX)[2]	1.67	-0.38	2.40	13.70	16.30	8.09	9.01
Advisor Class (KGSAX)[3]	1.67	-0.38	2.54	13.75	16.33	8.10	9.02
Russell 2000® Growth Index	1.34	1.98	12.34	20.11	19.33	9.86	7.49
Russell 2000® Index	0.75	0.42	6.49	17.81	17.08	8.40	8.74
S&P 500® Index	-1.93	0.27	7.44	17.32	17.30	7.86	7.58

Note: Returns shown longer than 1-year are annualized. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal values will fluctuate, and upon redemption shares may be worth more or less than original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Contact the investment adviser at 800-463-6670 to obtain performance current to the most recent month-end. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s annual gross operating expense, as stated in the current prospectus, is 1.17% for the Institutional class, 1.34% for the Investor Class, and 1.26% for the Advisor class. The total expense ratio printed in the prospectus may differ from the current ratio. The Fund imposes a 2.0% redemption fee on shares redeemed within 30 days of purchase. Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. You cannot invest directly in an index.

1Institutional Class federal registration was effective beginning April 22, 2013 but the class did not begin operations until May 14, 2013. Institutional Class performance prior to May 15, 2013 is the performance of the Investor Class. 2Investor class performance prior to May 1, 2013 reflects certain sub-accounting and shareholder services fees similar to the formal Shareholder Services Fees plan initiated on that date and deducted from the Fund’s assets at the annualized rate of 0.25%. 3Advisor Class federal registration was effective beginning April 22, 2013 but the class did not begin operations until July 18, 2013. Advisor Class performance prior to July 19, 2013 is the performance of the Investor Class.

That said, there has also been substantial stock strength among other unprofitable companies throughout the index, for instance, many high revenue growth but money-losing Software-as-a-Service companies. Compounding this low quality headwind to our investment style, in the Second Quarter the very smallest market caps led performance along with companies in the lowest ROE quintiles, the highest Beta’s, and those with low to no expected long-term earnings growth. The only style factor that recently favored Kalmar’s approach was a preference for companies with low debt to total capital. Against these powerful combined headwinds, the Kalmar Fund’s performance not surprisingly fell short of the benchmark, with more than all of this occurring in May. In May the same multiple adverse headwinds were even more pronounced than in the full quarter. For instance, 15 of the top 25 performers for the month were Biotechs! We believe an accelerating bubble is building there, pumped by momentum chasing, zero cost money and a binge of acquisitions.

We are confident about the business progress of the Fund’s portfolio companies, yet investors seem narrowly focused on and attracted to the BioPharma momentum, the excitement of the IPO calendar, unseasoned new

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

technology or social media plays, and high revenue growth ventures off a small base where profitability is years in the future. We firmly believe that high reward with low risk outcomes are available today through owning better, more proven growth businesses at their present appealing relative valuations. Lower quality companies and stocks have outperformed not just in 2014 and 2015, but since the 2009 market bottom. With all this, quality is the cheapest relatively that it has been since the early 2000’s. By our judgment we own a portfolio of such opportunities and Kalmar’s ten-person investment team is hard at work seeking out additional special ones. Keep the faith!

Performance Attribution

Looking at sectoral attribution, underperformance for the Second Quarter was about one-third due to our slowly-evolving, bottom-up-driven sector allocations and the remainder the result of relative underperformance of our individual holdings overall. Related to the detraction from sector positioning, not surprisingly most of that was due to our underweight in Health Care caused by our aversion to small Biotechs, for all the concerning reasons we have often described, namely, unpredictable binary risk, no revenues and earnings, cash burn/total dependence on outside capital, and speculative valuations which we feel have entered mania territory. It also happened that outside of Biotech our Health Care holdings temporarily underperformed their counterparts, followed by those in Technology, and Consumer Staples. On a positive note, our holdings in the Producer Durables, Consumer Discretionary, and Energy sectors contributed the most to relative performance, but weren’t enough to offset the many other headwinds.

The same headwinds to our investment strategy that were described in the Second Quarter comments above also dominated the First Half of 2015 – specifically that performance leadership was narrowly focused on unprofitable companies, those in the lower ROE quintiles within the Russell 2000 Growth, and companies with either low or no expected long term earnings growth, the highest Beta stocks, etc. As in the Second Quarter the most notable example of this is the Biotech industry, where we have minimal exposure for the reasons just described, which was up 32% in the First Half of 2015. A bit over half of the Fund’s underperformance during this six month period came from our sector positioning, which, as always, is the by-product of our longer-term, bottom-up company and stock selection. The biggest detractor by far in a positioning sense again was our underweight in Health Care, though for the full six months our particular Health Care holdings themselves performed in-line with that most powerful sector even without meaningful exposure to the white hot Biotech industry. In addition our holdings in Technology, Financial Services, and Consumer Staples also underperformed. On a positive note similar to the Second Quarter, our holdings in several sectors, namely Consumer Discretionary, Producer Durables, and Energy, outperformed, but not by enough to offset the index-wide leadership of lower quality companies with little to no earnings.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Recent Portfolio Activity1 (Ticker, Portfolio Weight)

During the Second Quarter we purchased 4 new holdings for in the Fund and sold 1 completely. “Peel the Onion” trim and “Beef Up” decisions were active in our effort to optimize future portfolio reward-to-risk. Examples of recent new purchases include:

•

CHUY’s Holdings, Inc[2] (CHUY, 0.5%) Market Cap† $425 Million: Chuy’s Holdings is a fast growing Tex-Mex restaurant concept offering a broad menu of freshly prepared food served at attractive price points, nevertheless with good store-level economics. The Company is adding new locations while managing preopening expenses, improving their messaging to increase brand awareness, and improving labor productivity, all directed to making operational progress while units expand.

•

Inogen, Inc[3] (INGN, 0.9%) Market Cap† $630 Million: Inogen is the leading provider of Portable Oxygen Concentrators (“POCs”) that allow the company to address a large market with a first mover disruptive business model. Their POCs replace bulky traditional tanks and home delivery service that was the only previous way for COPD patients to get supplemental oxygen for respiratory needs. Their products are lighter, allow more freedom of movement, are lower maintenance, and save costs.

•

Smart & Final Stores, Inc[4] (SFS, 1.5%) Market Cap† $1.4 Billion: The Company operates non-membership, warehouse style stores similar to a small Costco but without the membership fee under two banners: Smart & Final and Cash “n” Carry, both primarily in the western United States. We believe Smart & Final can generate meaningful growth through new stores openings, conversions of existing stores to a more productive format, internal optimization projects, and improved private label offerings, that together should also drive higher same-store sales.

Portfolio Positioning

Kalmar invests with a forward horizon of one to several or more years, seeking stronger returns with lower risk than the benchmark indexes over longer time frames. We don’t attempt to trade short term themes and sector shifts. Our research is intensely bottom-up focused on developing proprietary conviction in a quality business’ longer term ability to deliver above-expectation competitive gains, revenue growth, margin expansion, earnings progress, and cash generation. Accordingly, our sector weights evolve slowly and organically over market cycles.

[1]

The information provided in this commentary is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security. There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular sector or that any stock mentioned will be successful. This commentary is not representative of all securities purchased or sold for the Fund. Holdings are subject to change. Kalmar Investments will provide a comprehensive list of security purchases and sales for the past 12 months upon request. Also see, “Important Information” following.

[2]	CHUY’s Holdings, In (0.5% of the Kalmar Fund’s assets as of 6/30/15)
[3]	Inogen, Inc (0.9% of the Kalmar Fund’s assets as of 6/30/15)
[4]	Smart & Final Stores, Inc (1.5% of the Kalmar Fund’s assets as of 6/30/15)

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

From our prior writings you are quite familiar with how and why Kalmar’s investment philosophy and disciplines influence our general portfolio positioning. For example, we remain underweight in Health Care. The Health Care underweight results mostly from our oft-described risk control discipline to avoid direct exposure to the “binary risk” and other high risk/low quality characteristics of small development-stage Pharma and Biotech companies, such as very speculative valuations, little to no revenues, negative earnings, and cash burn, thus complete dependence on outside capital. In many respects they are in reality science experiments and often like investing in lottery tickets, except when caught up in an accelerating mania such as for the last couple years. Risk control also causes us to reduce our exposure to the more regulated Financial Services sector, where we have been systematically underweight for years. This is because most garden-variety banks, insurers, finance companies, and REITs either do not meet our growth investment criteria or have unacceptable “transparency risk” related to the quality of their assets when they attempt to grow rapidly.

While purposefully avoiding direct investment in small BioPharma’s, or Banks with unwise growth ambitions, or other volatile groups like commodity-dependent companies that have limited ability to create a more predictable growth path, Kalmar seeks to invest in such industries indirectly by identifying service companies supplying their particular needs without taking on the sorts of risks referred to above. For instance specifically related to BioPharma, over the last year our research uncovered and qualified several new portfolio additions that are real businesses but also proxy plays and angle shots into BioPharma that benefit from the therapeutic breakthroughs and growth in demand from this exciting area of experimental science. Accordingly, our overall Health Care weight has risen approximately 5% over the past year in absolute terms. However, because of the extreme appreciation in Biotechs, the relative Health Care underweight in the Fund portfolio has hardly changed while the Health Care sector weight in the index has risen very meaningfully. The business delivery of our new Health Care additions has been outstanding and they have each made an important contribution to relative returns during our ownership. Nevertheless, the Fund still remains substantially underweight the Health Care sector because of the several hundred tiny, no revenue/no earnings stocks in the index that are uninvestable by our disciplines. Effectively, we can’t create enough proxy plays into this group to hope to match the sector’s weight until the speculative/M&A fever breaks that is gripping these science ventures. In our opinion their hyperbolic momentum virtually guarantees a break in the fever before long. While the stocks of our proxy plays would be affected also when that happens, they are nonetheless genuine growth businesses with real revenues and profits driven by existing proprietary products that are integral to the development and delivery of new therapies. This should protect them relative to science ventures that do not have their solid attributes.

If we underweight a large sector like Health Care, plus other smaller ones such as Financial Services and commodity-dependent companies, then we effectively must upweight certain others. Thus, we employ bottom-up research to uncover and qualify better-self-determining, more-proprietary growth businesses from other areas. This has led the Fund to be overweight in the Materials & Processing, Producer Durables, Technology, and Energy sectors. We believe these sectors of the economy offer many opportunities to qualify growth companies with special attributes

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

such as superior market position, intellectual property, niche expertise, or manufacturing/service dominance, to name a few, that can be leveraged across the globe to differing degrees rather than just in the U.S., which can give them ultimately larger addressable markets.

Though somewhat more economically sensitive, such companies can have relatively fewer competitors, while their regulatory oversight can be less onerous than, say, in Health Care or Finance. Further, unlike many stocks now, certain of these companies trade at more moderate multiples of 2015 and 2016 consensus earnings expectations. We believe this should make for attractive reward-to-risk opportunities (though we thought that in 2014 when it didn’t happen, in part because of the oil price collapse) particularly when our research is able to develop a differentiated earnings power assessment for the particular business. Moreover, the inflexion upward in European growth and the interrupted but now gradually accelerating U.S. growth we expect should potentially provide a tailwind – if not offset by additional slowing in China. Our overweights in these areas have been reduced somewhat over the last year as our Health Care weighting has increased.

In certain other cases, for instance Producer Durables, stocks of given companies with Energy revenue exposure have been reduced somewhat or sold in favor of owning earlier-cycle, more-direct Energy exposures on both the E&P and Oil Service fronts in anticipation of recovery in oil and less so in gas pricing, which did happen and potentially should revive after we get through the present pull back. Other large weightings like Consumer Discretionary and Technology, bottom-up derived as always, are up some and down a bit, respectively.

Economic and Market Outlook

As described at the outset, material geopolitical risks had gone pretty thoroughly ignored by the markets until very recently. We have commented on this regularly with surprise, noting that the potential was there from a number of sources to threaten both investor comfort and the fundamental investment outlook. Obviously, Greek and China risk is playing out now, with Greece catching more of the headlines but with a deeper economic slowdown in China we believe to be the bigger actual risk. The Greek catastrophe seems likely to have only a small overall impact except on the Greeks themselves and to be sufficiently quarantined. China’s outlook as always is much more difficult to assess, but we are doubtful the “1929” worries are realistic for varieties of reasons and that their market crash could ultimately represent a side show in a huge economy with a long development path ahead. Still, the fact that Beijing appears “all in” attempting to stem the market rout betrays anxiety at the top, with meaningful problems and slowing growth existing already without this additional complication. However, we continue to think that an economic hard landing there can likely be avoided. If so, the recent dramatic industrial commodity price declines may be overdone. Of course, if substantive incremental slowing in China does occur it would dampen world growth and reduce business opportunities.

Apart from possible “Black Swan” impacts, we remain optimistic about continuation of the beneficial outlook for U.S. equities, buoyed importantly by strong buybacks and deal activity, but offset somewhat by a likely rise in interest rates. In a longer term context, valuations have risen materially in recent years, but we do not yet see them as dangerously extreme except in a few areas, most prominently money-losing companies, Biotech, Social Media, and

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

late stage Private Equity. We continue to find and qualify good growth companies on our terms that trade at relatively appealing valuations. Moreover, the U.S. and world economies appear likely to maintain a path of continued slow improvement supported by aggressive central bank action, importantly from the ECB, the PBoC, and the BoJ, even though the Federal Reserve will probably begin to tighten gingerly late in 2015. Recently, there had even been signs of re-emergence of a more synchronized global expansion – with China being the weak link – along with a nascent pick up in U.S. hourly earnings and overall growth as we move through the summer.

Accordingly, we believe that global growth will remain slower than thought some while ago but potentially improving, not helped by the Chinese crash; inflation and interest rates lower for longer but now rising some, including in the U.S.; and with the economic expansion seemingly having several more years to run. Such an environment should continue to be conducive to corporate earnings expansion and allow businesses to prosper if well positioned – and if so, generally rising markets may be prolonged – albeit with more volatility and corrections. The U.S. is not likely to be the world’s best stock market for 2015, but as we’ve repeated many times—which is being demonstrated as we write America is “The best house on the world block” in many ways.

Organizational Developments

This brings our best wishes for a healthy and productive Summer. Kalmar’s investment team and several support teams are stable, motivated, and entirely engaged in seeking success for our shareholders and will be working intently throughout.

Yours faithfully,

Ford B. Draper, Jr., President

Kalmar Pooled Investment Trust

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Important Information

Kalmar’s comments reflect the investment adviser’s general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks. Kalmar invests in growth stocks with the potential for significant growth and may be more volatile because they are more sensitive to market conditions. Kalmar may seek to buy these stocks at undervalued prices and this involves the risk that the securities may remain undervalued for an extended period of time and may not realize its full potential. Market or economic conditions can vary widely over time and can result in a loss of portfolio value.

Investment return and principal value of an investment may fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Current and future portfolio holdings are subject to risk. There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself. This commentary is not representative of all securities purchased or sold for the Kalmar Fund. Holdings are subject to change. Kalmar Investments will provide a list of security purchases and sales for the past 12 months upon request.

ROE (Return on equity) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested. Beta is a measure of a portfolio’s volatility. Statistically, beta is the covariance of the portfolio in relation to the market.

†Market cap values shown are at the time of purchase.

The Kalmar “Growth-with-Value” Small Cap Fund’s benchmark is the Russell 2000® Growth Index. The Russell 2000® Growth Index is reconstituted annually and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000® Index covers up to 2,000 companies in the U.S. market. The Russell 2000® Index and Russell 2000® Growth Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. For comparative purposes, total return information for the S&P 500® index is also shown on page 2. The S&P 500® Index is an unmanaged group of securities generally considered to represent the performance of the large capitalization sector of the U.S. equity securities market.

The indices mentioned herein are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses. You cannot invest directly in an index.

Shares of the Kalmar Pooled Investment Trust are distributed by Foreside Funds Distributors LLC, Berwyn, PA., not an adviser affiliate.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — concluded

Kalmar Pooled Investment Trust — “Growth-with-Value” Small Cap Fund — Investor Class Shares

Growth of $10,000 vs. The Russell 2000® Growth Index and The Russell 2000® Index

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 800-463-6670. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Kalmar “Growth with Value” Small Cap Fund’s (the “Fund”) annual gross operating expense, as stated in the current prospectus, is 1.34%, 1.17% and 1.26% for the Investor Class, the Institutional Class and the Advisor Class, respectively. This rate can fluctuate and may differ from the actual expenses incurred for the period covered by this report. The Fund’s investment adviser, Kalmar Investment Advisers (“Kalmar” or the “Adviser”), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund fees and expenses,” to, as a percentage of average daily net assets, 1.50%, 1.25% and 1.35% with respect to the Investor Class, the Institutional Class and the Advisor Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2016, unless the Board of Trustees of the Kalmar Pooled Investment Trust (the “Trust”) approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation. The Fund imposes a 2% redemption fee calculated as a percentage of the amount redeemed and is charged only if shares are redeemed within 30 days of purchase.

The Russell 2000® Growth and the Russell 2000® indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses. It is not possible to invest directly into an index.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Fund Expense Example — concluded

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Kalmar “Growth-with-Value” Small-Cap Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015
Investor Class*
Actual	$1,000.00	$1,050.20	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,018.03	$6.82
Institutional Class**
Actual	$1,000.00	$1,051.60	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.92	$5.93
Advisor Class***
Actual	$1,000.00	$1,051.20	$6.52
Hypothetical (5% return before expenses)	$1,000.00	$1,018.44	$6.41

*	Expenses are equal to the Investor Class’s annualized expense ratio of 1.36% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Investor Class’s ending account value on the first line in the table is based on its actual total return of 5.02% for the six-month period of January 1, 2015 to June 30, 2015.
**	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.18% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Institutional Class’s ending account value on the first line in the table is based on its actual total return of 5.16% for the six-month period of January 1, 2015 to June 30, 2015.
***	Expenses are equal to the Advisor Class’s annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Advisor Class’s ending account value on the first line in the table is based on its actual total return of 5.12% for the six-month period of January 1, 2015 to June 30, 2015.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Portfolio Holdings Summary Table

June 30, 2015

(Unaudited)

	% of Net Assets	Value
Common Stock:
Technology	22.0%	$150,261,355
Consumer Discretionary	22.0	149,828,962
Healthcare	16.1	109,573,586
Producer Durables	16.0	108,856,708
Materials & Processing	7.6	51,620,679
Financial Services	6.2	42,133,171
Energy	4.7	32,105,644
Consumer Staples	4.5	30,871,326
Utilities	0.8	5,265,120
Money Market Security	0.1	831,382
Securities Lending Collateral	6.3	42,834,721

Total Investments	106.3	724,182,654
Liabilities In Excess Of Other Assets	(6.3)	(42,656,079)

NET ASSETS — 100.0%	100.0%	$681,526,575

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 99.9%
Consumer Discretionary — 22.0%
ADVERTISING AGENCIES — 0.5%
Marchex, Inc. (B Shares)	653,120	$3,232,944

AUTO PARTS — 2.2%
Gentherm, Inc. *	137,735	7,563,029
LKQ Corp. *	248,750	7,523,444

		15,086,473

ENTERTAINMENT — 3.7%
IMAX Corp. (Canada) * (a)	370,205	14,908,155
Live Nation Entertainment, Inc. *	372,865	10,250,059

		25,158,214

RADIO & TV BROADCASTERS — 1.1%
Entravision Communications Corp. (A Shares)	885,655	7,288,941

RESTAURANTS — 4.4%
Chuy’s Holdings, Inc. *	131,750	3,529,582
Del Frisco’s Restaurant Group *	330,545	6,158,053
Krispy Kreme Doughnuts, Inc. *	510,165	9,825,778
Texas Roadhouse, Inc.	275,990	10,330,306

		29,843,719

SPECIALTY RETAIL — 6.2%
DSW, Inc. (A Shares)	410,410	13,695,382
Stage Stores, Inc.	344,260	6,034,878
Stein Mart, Inc.	393,915	4,124,290
Ulta Salon Cosmetics & Fragrance, Inc. *	66,850	10,324,983
Vitamin Shoppe, Inc. *	110,775	4,128,584
Zumiez, Inc. *	165,480	4,406,732

		42,714,849

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Consumer Discretionary — (Continued)
TEXTILES APPAREL & SHOES — 3.9%
G-III Apparel Group, Ltd. *	182,525	$12,840,634
Oxford Industries, Inc.	156,240	13,663,188

		26,503,822

TOTAL CONSUMER DISCRETIONARY		149,828,962

Consumer Staples — 4.5%
DRUG & GROCERY STORE CHAINS — 1.5%
Smart & Final Stores, Inc. *	578,245	10,333,238

FOODS — 3.0%
TreeHouse Foods, Inc. *	94,695	7,673,136
United Natural Foods, Inc. *	202,025	12,864,952

		20,538,088

TOTAL CONSUMER STAPLES		30,871,326

Energy — 4.7%
OFFSHORE DRILLING & OTHER SERVICES — 0.4%
Atwood Oceanics, Inc. (a)	107,925	2,853,537

OIL: CRUDE PRODUCERS — 4.3%
Bonanza Creek Energy, Inc. *	143,300	2,615,225
Magnum Hunter Resources Corp. *	1,862,805	3,483,445
Matador Resources Co. *	325,160	8,129,000
PDC Energy, Inc. *	169,630	9,098,953
Rex Energy Corp. * (a)	1,060,015	5,925,484

		29,252,107

TOTAL ENERGY		32,105,644

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Financial Services — 6.2%
ASSET MANAGEMENT & CUSTODIAN — 0.8%
Financial Engines, Inc. (a)	123,190	$5,233,111

BANKS: DIVERSIFIED — 0.6%
Texas Capital Bancshares, Inc. *	60,900	3,790,416

CONSUMER LENDING — 1.4%
Encore Capital Group, Inc. * (a)	231,945	9,913,329

FINANCIAL DATA & SYSTEMS — 3.4%
Alliance Data Systems Corp. *	50,995	14,887,480
WageWorks, Inc. *	205,410	8,308,835

		23,196,315

TOTAL FINANCIAL SERVICES		42,133,171

Healthcare — 16.1%
BIOTECHNOLOGY — 2.7%
Ligand Pharmaceuticals, Inc. * (a)	104,270	10,520,843
Repligen Corp. *	183,570	7,575,934

		18,096,777

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 8.0%
AngioDynamics, Inc. *	282,885	4,639,314
Cooper Companies, Inc. (The)	63,820	11,358,045
Globus Medical, Inc. (A Shares) *	317,490	8,149,968
ResMed, Inc.	117,290	6,611,637
Vascular Solutions, Inc. *	158,722	5,510,828
West Pharmaceutical Services, Inc.	314,615	18,272,839

		54,542,631

MEDICAL EQUIPMENT — 2.9%
Inogen, Inc. *	142,770	6,367,542
Luminex Corp. *	373,000	6,437,980

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)
Spectranetics Corp. * (a)	306,945	$7,062,804

		19,868,326

PHARMACEUTICALS — 2.5%
Akorn, Inc. *	146,355	6,389,859
Cambrex Corp. *	156,240	6,865,186
IGI Laboratories, Inc. * (a)	604,890	3,810,807

		17,065,852

TOTAL HEALTHCARE		109,573,586

Materials & Processing — 7.6%
BUILDING MATERIALS — 2.4%
NCI Building Systems, Inc. *	288,695	4,350,634
Trex Co., Inc. *	239,300	11,828,599

		16,179,233

CHEMICALS: DIVERSIFIED — 2.8%
Chemtura Corp. *	126,835	3,590,699
PolyOne Corp.	397,369	15,564,944

		19,155,643

DIVERSIFIED MATERIALS & PROCESSING — 2.4%
Belden, Inc.	200,490	16,285,803

TOTAL MATERIALS & PROCESSING		51,620,679

Producer Durables — 16.0%
BACK OFFICE SUPPORT, HR, AND CONSULTING — 4.1%
Advisory Board Co. (The) *	134,780	7,368,423
CEB, Inc. *	150,960	13,142,578
WNS Holdings, Ltd., ADR *	275,509	7,369,866

		27,880,867

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Producer Durables — (Continued)
COMMERCIAL SERVICES: RENTAL & LEASING — 1.4%
Mobile Mini, Inc.	227,870	$9,579,655

FORMS AND BULK PRINTING SERVICES — 0.5%
InnerWorkings, Inc. *	541,005	3,608,503

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.0%
MSC Industrial Direct Co., Inc. (A Shares)	100,170	6,988,861

MACHINERY: INDUSTRIAL — 2.9%
Middleby Corp. *	90,855	10,196,657
Tennant Co.	143,565	9,380,537

		19,577,194

OFFICE SUPPLIES & EQUIPMENT — 1.5%
Electronics For Imaging, Inc. *	236,225	10,278,150

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.5%
A.O. Smith Corp.	161,725	11,640,965
EnerSys	172,520	12,126,431

		23,767,396

TRANSPORTATION MISCELLANEOUS — 1.1%
Hub Group, Inc. *	177,890	7,176,082

TOTAL PRODUCER DURABLES		108,856,708

Technology — 22.0%
COMMUNICATIONS TECHNOLOGY — 0.5%
Finisar Corp. * (a)	190,672	3,407,309

COMPUTER SERVICES SOFTWARE & SYSTEMS — 13.5%
Actua Corp. *	194,150	2,768,579
Acxiom Corp. *	630,766	11,088,866
Bankrate, Inc. *	378,004	3,965,262

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
Bottomline Technologies, (de) Inc. *	294,075	$8,178,226
Callidus Software, Inc. *	623,230	9,709,923
Dealertrack Technologies, Inc. *	317,530	19,937,709
Monotype Imaging Holdings, Inc.	208,985	5,038,628
Pegasystems, Inc.	351,860	8,054,075
SciQuest, Inc. *	327,055	4,843,685
Syntel, Inc. *	124,914	5,930,917
Ultimate Software Group, Inc. *	78,625	12,921,233

		92,437,103

COMPUTER TECHNOLOGY — 0.5%
Avid Technology, Inc. *	250,935	3,347,473

ELECTRONIC COMPONENTS — 2.3%
Methode Electronics, Inc.	198,425	5,446,766
Rogers Corp. *	152,405	10,080,067

		15,526,833

PRODUCTION TECHNOLOGY EQUIPMENT — 1.0%
Teradyne, Inc.	342,625	6,609,236

SEMICONDUCTORS & COMPONENTS — 3.7%
Ceva, Inc. *	188,300	3,658,669
Diodes, Inc. *	220,735	5,321,921
Exar Corp. *	342,125	3,345,982
MaxLinear, Inc. (A Shares) *	518,625	6,275,362
Power Integrations, Inc.	146,600	6,623,388

		25,225,322

TELECOMMUNICATIONS EQUIPMENT — 0.5%
Ruckus Wireless, Inc. *	358,615	3,708,079

TOTAL TECHNOLOGY		150,261,355

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — concluded

June 30, 2015

(Unaudited)

	Shares	Value (Note 2)
Utilities — 0.8%
TELECOMMUNICATIONS — 0.8%
8X8, Inc. *	587,625	$5,265,120

TOTAL UTILITIES		5,265,120

TOTAL COMMON STOCK (COST $442,309,942)		680,516,551

WARRANTS — %
Energy — %
Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 6.3%
BlackRock Liquidity Funds TempFund Portfolio	31,646,534	31,646,534
U.S. Treasury Bill, 0.000%, 07/23/15-04/28/16	951,077	951,077
U.S. Treasury Bond, 2.875%-3.750%, 05/15/43-11/15/44	1,805,367	1,805,367
U.S. Treasury Inflation Indexed, 0.125%-1.875%, 07/15/22-01/15/24	279,465	279,465
U.S. Treasury Note, 0.250%-3.625%, 10/15/15-11/15/20	8,152,278	8,152,278

TOTAL SECURITIES LENDING COLLATERAL (COST $42,834,721)		42,834,721

MONEY MARKET SECURITY — 0.1%
Money Market Fund — 0.1%
BlackRock Liquidity Funds TempFund Portfolio	831,382	831,382

TOTAL MONEY MARKET SECURITY (COST $831,382)		831,382

TOTAL INVESTMENTS (COST $485,976,045) — 106.3%		724,182,654

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(42,656,079)

NET ASSETS — 100.0%		$681,526,575

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 10 in Notes to Financial Statements.
ADR	American Depository Receipt

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statements of Assets And Liabilities

As of June 30, 2015 (Unaudited)
Assets:
Investment in securities, at fair value*
(Cost $485,976,045)	$724,182,654
Cash	831,380
Receivables for:
Investment securities sold	1,100,211
Capital shares subscribed	522,806
Dividends	193,282
Other assets	23,037

Total Assets	726,853,370

Liabilities:
Payables for:
Securities lending collateral	42,834,721
Investment securities purchased	831,382
Capital shares redeemed	661,025
Advisory fee	573,298
Trustee fees	9,815
Accrued expenses and other liabilities	416,554

Total Liabilities	45,326,795

Net Assets	$681,526,575

Net Assets Consisted of:
Shares of beneficial interest at par value	$328,141
Additional paid-in capital	393,915,822
Accumulated net investment loss	(661,372)
Accumulated net realized gain on investments	49,737,375
Net unrealized appreciation on investments	238,206,609

Net Assets	$681,526,575

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statements of Assets And Liabilities — concluded

As of June 30, 2015 (Unaudited)
INVESTOR CLASS
Net asset value, offering and redemption price per share ($198,647,898/9,585,068) outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$20.72

INSTITUTIONAL CLASS
Net asset value, offering and redemption price per share ($423,811,469/20,382,696) outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$20.79

ADVISOR CLASS
Net asset value, offering and redemption price per share ($59,067,208/2,846,323) outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$20.75

*	Includes market value of securities on loan of $42,178,600

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Operations

For the Six Month Period Ended June 30, 2015 (Unaudited)
Investment Income:
Dividends	$3,580,680
Securities lending income	134,687

Total income	3,715,367

Expenses:
Advisory fees (Note 6)	3,510,878
Shareholder servicing fees, Investor Class (Note 6)	188,171
Shareholder servicing fees, Advisor Class (Note 6)	33,252
Accounting and administration fees (Note 6)	199,553
Registration fees	96,524
Transfer agent fees (Note 6)	81,733
Trustees’ fees (Note 6)	64,305
Legal fees	53,187
Custodian fees (Note 6)	30,479
Printing & shareholder report fees	18,801
Audit & tax fees	10,112
Miscellaneous	89,744

Total expenses	4,376,739

Net investment loss	(661,372)

Realized and unrealized gain (loss) from investments
Net realized gain from investments	49,780,977
Net change in unrealized depreciation on investments	(14,254,889)

Net realized and unrealized gain from investments	35,526,088

Net increase in net assets resulting from operations	$34,864,716

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statements of Changes in Net Assets

	For the Six Month Period Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(661,372)	$(5,503,556)
Net realized gain from investments	49,780,977	51,615,422
Net change in unrealized depreciation on investments	(14,254,889)	(110,841,761)

Net increase (decrease) in net assets resulting from operations	34,864,716	(64,729,895)

Distributions to shareholders:
From realized capital gains
Investor Class	—	(15,095,944)
Institutional Class	—	(30,878,538)
Advisor Class	—	(5,569,574)

Total distributions to shareholders	—	(51,544,056)

Decrease in net assets derived from capital share transactions [1]	(81,446,863)	(61,474,150)

Total decrease in net assets	(46,582,147)	(177,748,101)
Net assets:
Beginning of Period	728,108,722	905,856,823

End of Period	$681,526,575	$728,108,722

Accumulated net investment loss, end of period	$(661,372)	$—

[1]	For details on share transactions by class, see Statement of Changes in Net Assets — Capital Stock Activity on page 24.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Changes in Net Assets — Capital Stock Activity

	For the Six Month Period Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014
	Shares	Value	Shares	Value
Investor Class
Proceeds from Shares issued	395,179	$8,016,313	1,836,668	$38,981,527
Reinvestment of distributions	—	—	688,249	13,620,456
Redemption fees (Note 5)	—	1,094	—	13,345
Cost of Shares redeemed	(1,933,635)	(39,310,139)	(8,038,789)	(173,420,989)

Net decrease	(1,538,456)	$(31,292,732)	(5,513,872)	$(120,805,661)

Institutional Class
Proceeds from Shares issued	1,992,411	$39,921,811	8,760,109	$186,369,537
Reinvestment of distributions	—	—	424,723	8,426,496
Redemption fees (Note 5)	—	2,325	—	16,048
Cost of Shares redeemed	(3,448,041)	(68,857,906)	(4,203,353)	(88,361,054)

Net increase (decrease)	(1,455,630)	$(28,933,770)	4,981,479	$106,451,027

Advisor Class
Proceeds from Shares issued	78,666	$1,591,804	1,898,625	$41,971,982
Reinvestment of distributions	—	—	1,921	38,054
Redemption fees (Note 5)	—	321	—	5,424
Cost of Shares redeemed	(1,124,863)	(22,812,486)	(4,229,841)	(89,134,976)

Net decrease	(1,046,197)	$(21,220,361)	(2,329,295)	$(47,119,516)

Decrease in Net Assets from Capital Share Transactions	(4,040,283)	$(81,446,863)	(2,861,688)	$(61,474,150)

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

The following tables includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information should be read in conjunction with the financial statements and notes thereto.

	For the Six-Month Period Ended June 30, 2015 (Unaudited)		For the Years Ended December 31
Investor Class[1]			2014	2013	2012	2011	2010
Net asset value at beginning of period	$19.73		$22.81	$16.20	$15.36	$16.13	$12.19

Investment Operations
Net investment loss	(0.03)[2]		(0.17)[2]	(0.16)[2]	(0.10)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	1.02		(1.48)	7.15	2.17	0.25	4.36

Total from investment operations	0.99		(1.65)	6.99	2.07	0.09	4.22

Distributions
From net realized gain on investments	—		(1.43)	(0.38)	(1.23)	(0.86)	(0.28)

Total distributions	—		(1.43)	(0.38)	(1.23)	(0.86)	(0.28)

Net asset value at end of period	$20.72		$19.73	$22.81	$16.20	$15.36	$16.13

Total return	5.02	%*	(7.24)%	43.14%[3]	13.64%	0.50%	34.57%

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.36	%**	1.34%	1.29%	1.47%	1.44%	1.48%
Net investment loss to average net assets	(0.31	)%**	(0.78)%	(0.83)%	(0.68)%	(0.99)%	(1.00)%
Portfolio turnover rate[4]	8.89	%*	25.12%	42.89%	34.03%	41.68%	29.12%
Net assets at end of period (000’s omitted)	$198,648		$219,428	$379,417	$435,402	$331,800	$314,776

[1]	In connection with the adoption of the Multi-Class Plan, the existing shares of the Fund were designated as Investor Class shares effective April 22, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Investor Class performance prior to May 1, 2013 does not reflect a shareholder service fee initiated on that date.
[4]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

Institutional Class	For the Six-Month Period Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period Ended December 31, 2013[1]
Net asset value at beginning of period	$19.77		$22.81	$18.82

Investment Operations
Net investment loss[2]	(0.01)[2]		(0.13)[2]	(0.10)
Net realized and unrealized gain (loss) on investments	1.03		(1.48)	4.47

Total from investment operations	1.02		(1.61)	4.37

Distributions
From net realized gain on investments	—		(1.43)	(0.38)

Total distributions	—		(1.43)	(0.38)

Net asset value at end of period	$20.79		$19.77	$22.81

Total return	5.16	%*	(7.07)%	23.21	%*

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.18	%**	1.17%	1.22	%**
Net investment loss to average net assets	(0.13	)%**	(0.61)%	(0.72	)%**
Portfolio turnover rate[3]	8.89	%*	25.12%	42.89	%*
Net assets at end of period (000’s omitted)	$423,811		$431,824	$384,551

[1]	Institutional Class shares commenced operations on May 15, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

Advisor Class	For the Six-Month Period Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period Ended December 31, 2013[1]
Net asset value at beginning of period	$19.74		$22.81	$20.08

Investment Operations
Net investment loss[2]	(0.02)[2]		(0.15)[2]	(0.07)
Net realized and unrealized gain (loss) on investments	1.03		(1.49)	3.18

Total from investment operations	1.01		(1.64)	3.11

Distributions
From net realized gain on investments	—		(1.43)	(0.38)

Total distributions	—		(1.43)	(0.38)

Net asset value at end of period	$20.75		$19.74	$22.81

Total return	5.12	%*	(7.20)%	15.48	%*

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.28	%**	1.26%	1.32	%**
Net investment loss to average net assets	(0.22	)%**	(0.70)%	(0.70	)%**
Portfolio turnover rate[3]	8.89	%*	25.12%	42.89	%*
Net assets at end of period (000’s omitted)	$59,067		$76,856	$141,889

[1]	Advisor Class shares commenced operations on July 19, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements

For the Six Months Ended June 30, 2015

(Unaudited)

1. Organization. The Kalmar “Growth-with-Value” Small Cap Fund (the “Fund”) is a series of Kalmar Pooled Investment Trust (the “Trust”), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997. The Fund offers three classes of shares: Investor Class, Institutional Class and Advisor Class shares. Shares of the Fund are offered and sold on a no-load basis, without the imposition of sales charges.

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

2. Risk Considerations

Market Risk: Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Fund’s Statement of Assets and Liabilities.

3. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at June 30, 2015	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stock*	$680,516,551	$680,516,551	$—	$—
Money Market Security	831,382	831,382	—	—
Securities Lending Collateral	42,834,721	31,646,534	11,188,187	—

Total	$724,182,654	$712,994,467	$11,188,187	$—

*	Please refer to the Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six-month period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Federal Income Taxes. The Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States (“U.S. GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2015, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$485,976,045

Gross tax unrealized appreciation	267,186,095
Gross tax unrealized depreciation	(28,979,486)

Net tax unrealized appreciation on investments	$238,206,609

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

4. Purchases and Sales of Investment Securities. During the six-month period ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

Purchases	$61,871,668
Sales	$153,196,185

5. Redemption Fees. In accordance with the prospectus, the Fund charges a redemption fee of 2% on proceeds from shares redeemed within 30 days following their acquisition. The redemption fee is included as a separate line item under the Share Transactions section on the Statements of Changes in Net Assets.

6. Investment Adviser and Other Services. The Fund employs Kalmar Investment Advisers (“Kalmar” or the “Adviser”) as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average of daily net assets. For the six-month period ended June 30, 2015, investment advisory fees were $3,510,878.

Kalmar has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund fees and expenses,” to, as a percentage of average daily net assets, 1.50%, 1.25% and 1.35% with respect to the Investor Class, the Institutional Class and the Advisor Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2016, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless expenses of a class or the Fund are below the Expense Limitation. For the six-month period ended June 30, 2015, the Adviser did not reimburse or waive any expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust. BNY Mellon also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

Foreside Funds Distributors LLC (the “Distributor”), provides principal underwriting services to the Fund pursuant to an Distribution Services Agreement with the Trust. The Distributor is not affiliated with the Trust, the Adviser, or any other services provided for the Fund.

The Bank of New York Mellon Corporation, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Effective January 1, 2015, those Trustees who are not “interested persons” of the Fund receive an annual retainer of $20,000, meeting fees of $1,500 and committee meeting fees of $1,000. Prior to January 1, 2015, the Trustees’ annual

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

retainer was $10,000. The aggregate remuneration paid to the Trustees by the Fund during the six-month period ended June 30, 2015 was $64,305. Trustees of the Fund who are officers or employees of the Adviser are paid by the Adviser and not the Fund. Certain employees of BNY Mellon are officers of the Fund. They are not compensated by the Fund. The Chief Compliance Officer (“CCO”) is an employee of the Adviser. The Fund is responsible for reimbursing the Adviser for a portion of her salary allocated to her duties as the CCO of the Fund.

Pursuant to the Shareholder Services Plans adopted by the Trust with respect to the Investor Class and Advisor Class shares of the Fund, the Fund, or the Adviser on behalf of the Fund, may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide shareholder servicing activities for their clients invested in the Fund. As compensation for shareholder servicing activities, the Fund is authorized to pay a fee of up to 0.25% of the Fund’s average daily net assets of its Investor Class shares and a fee of up to 0.10% of the Fund’s average daily net assets of its Advisor Class shares.

7. Distributions to Shareholders. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the last two fiscal years was as follows:

	December 31, 2014	December 31, 2013
Distributions paid from:
Long-term capital gains	$51,544,056	$14,849,789

	$51,544,056	$14,849,789

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

8. Components of Distributable Earnings. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$—	$—	$252,417,896

9. Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund receives securities lending income in the form of fees or by retaining a portion of interest or dividends on the investment of any

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — concluded

cash received or collateral. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of June 30, 2015, the market value of the securities on loan and collateral are $42,178,600 and $31,646,534 in cash and $11,188,187 in non-cash collateral pledged at the broker, respectively.

Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of June 30, 2015:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount
Securities Lending	$42,178,600	$—	$42,178,600	$42,178,600	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Other Matters

(Unaudited)

1. Proxy Voting Policies and Procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser’s website, www.kalmarinvestments.com, or by accessing the SEC’s website at www.sec.gov.

2. Quarterly Portfolio Schedules. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC’s website www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

KALMAR INVESTMENT ADVISERS

BARLEY MILL HOUSE

3701 KENNETT PIKE

WILMINGTON, DE 19807

(WEBSITE) WWW.KALMARINVESTMENTS.COM

DISTRIBUTOR

FORESIDE FUNDS DISTRIBUTORS LLC

400 BERWYN PARK

899 CASSATT ROAD

BERWYN, PA 19312

SHAREHOLDER SERVICES

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

CUSTODIAN

THE BANK OF NEW YORK MELLON

ONE WALL STREET

NEW YORK, NY 10286

LEGAL COUNSEL

PEPPER HAMILTON LLP

3000 TWO LOGAN SQUARE

18TH & ARCH STREETS

PHILADELPHIA, PA 19103-2799

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TAIT, WELLER & BAKER, LLP

1818 MARKET STREET, SUITE 2400

PHILADELPHIA, PA 19103

KALMAR POOLED INVESTMENT TRUST

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

(WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12—6/15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust
By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)
Date August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)
Date August 27, 2015
By (Signature and Title)* /s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)
Date August 27, 2015

* Print the name and title of each signing officer under his or her signature.